Other financial liabilities - Summary Of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Other financial liabilities [abstract]
Derivatives	¥ 497,198	¥ 425,980
Current liabilities	1,046,050	763,875
Non-current liabilities	461,583	323,432
Total	1,507,633	1,087,307
Financial liabilities measured at amortized cost, class [Member]
Disclosure of Other financial liabilities [abstract]
Deposits received	723,363	440,275
Other	287,072	221,052
Financial liabilities measured at fair value through profit or loss, class [Member]
Disclosure of Other financial liabilities [abstract]
Derivatives	497,198	425,980
Total	¥ 1,507,633	¥ 1,087,307